UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22686

Blackstone / GSO Strategic Credit Fund

(exact name of Registrant as specified in charter)

345 Park Avenue, 31st Floor

New York, New York 10154

(Address of principal executive offices) (Zip code)

(Name and address of agent for service)

Marisa Beeney

345 Park Avenue, 31st Floor

New York, New York 10154

Registrant’s telephone number, including area code: (800) 831-5776

Date of fiscal year end: December 31

Date of reporting period: March 31, 2014

Item 1. Schedule of Investments.

Blackstone / GSO Strategic Credit Fund

Portfolio of Investments

March 31, 2014 (Unaudited)

	Principal
	Amount	Market Value

FLOATING RATE LOAN INTERESTS(a) - 112.61%
Aerospace and Defense - 4.22%
Camp Systems International Holding Co., Senior Secured First Lien Replacement Term Loan, 4.750%, 05/31/2019	$5,413,168	$5,480,833
DAE Aviation Holdings, Inc., Senior Secured First Lien Tranche B-1 Term Loan, 5.000%, 11/02/2018	4,028,211	4,096,207
DAE Aviation Holdings, Inc., Senior Secured First Lien Tranche B-2 Term Loan, 5.000%, 11/02/2018	1,826,122	1,856,947
DAE Aviation Holdings, Inc., Senior Secured Second Lien Initial Term Loan, 7.750%, 08/05/2019	3,750,000	3,822,656
Landmark Aviation (LM U.S. Member LLC), Senior Secured First Lien Canadian Term Loan, 4.750%, 10/25/2019	394,323	396,622
Landmark Aviation (LM U.S. Member LLC), Senior Secured First Lien Initial Term Loan, 4.750%, 10/25/2019	5,844,964	5,879,040
Landmark Aviation (LM U.S. Member LLC), Senior Secured Second Lien Initial Term Loan, 9.500%, 10/26/2020	4,000,000	4,070,000
Paradigm Precision Group, Senior Secured First Lien Term Loan, 5.500%, 12/02/2020	2,805,469	2,840,537
Sequa Corp., Senior Secured First Lien Term Loan, 5.250%, 06/19/2017	7,821,020	7,682,510

		36,125,352

Automotive - 2.01%
Affinia Group, Inc., Senior Secured Tranche B-2 First Lien Term Loan, 4.750%, 04/27/2020	2,260,694	2,267,284
CCC Information Services, Inc., Senior Secured First Lien Term Loan, 4.000%, 12/20/2019	2,984,887	2,993,289
Milacron LLC, Senior Secured First Lien Term Loan, L+3.00%, 03/28/2020(b)	3,333,333	3,343,233
Mitchell International, Inc., Senior Secured First Lien Initial Term Loan, 4.500%, 10/12/2020	6,248,889	6,277,009
TI Group Automotive Systems LLC, Senior Secured First Lien Additional Term Loan, 5.500%, 03/28/2019	2,284,615	2,296,039

		17,176,854

Banking, Finance and Real Estate - 5.70%
Alliant Holdings I, Inc., Senior Secured First Lien Term Loan, 4.250%, 12/20/2019	9,583,353	9,651,203
AmWins Group LLC, Senior Secured First Lien Term B Loan, 5.000%, 09/06/2019	2,700,939	2,723,735
AssuredPartners Capital, Inc., Senior Secured First Lien Term Loan, L+3.50%, 03/31/2021(b)	2,622,951	2,626,230
Asurion LLC, Senior Secured Second Lien Term Loan, 8.500%, 02/19/2021	1,063,830	1,101,729
Asurion LLC, Senior Secured Tranche B-1 First Lien Incremental Term Loan, 5.000%, 05/24/2019	7,767,516	7,797,654
Cunningham Lindsey Corp., Senior Secured First Lien Term Loan, 5.000%, 12/10/2019	9,257,813	9,284,799
Duff and Phelps Corp., Senior Secured First Lien Term Loan, 4.500%, 04/23/2020	2,555,883	2,571,461
Guggenheim Partners Investment Management Holdings LLC, Senior Secured First Lien Initial Term Loan, 4.250%, 07/22/2020	3,431,034	3,453,336
HUB International Ltd., Senior Secured First Lien Initial Term Loan, 4.750%, 10/02/2020	2,219,130	2,225,843
National Financial Partners Corp., Senior Secured First Lien New Term Loan, 5.250%, 07/01/2020	3,009,427	3,032,946
Opal Acquisition, Inc. (aka One Call Medical, Inc.), Senior Secured First Lien Term B Loan, 5.000%, 11/27/2020	4,310,185	4,331,736

		48,800,672

Beverage, Food and Tobacco - 4.98%
Advance Pierre Foods, Inc., Senior Secured Second Lien Term Loan, 9.500%, 10/10/2017	6,944,444	6,788,194
Arby’s Restaurant Group, Inc., Senior Secured First Lien Term Loan, 5.000%, 11/15/2020	997,500	1,005,450
CEC Entertainment, Inc., Senior Secured First Lien Term B Loan, 4.250%, 02/15/2021	6,847,826	6,812,149
Del Monte Foods Co., Senior Secured Second Lien Covenant Light Term Loan, 8.250%, 08/18/2021	1,333,333	1,330,000
Dole Food Co., Inc., Senior Secured First Lien Tranche B Term Loan, 4.500%, 11/01/2018	2,339,686	2,353,677
El Pollo Loco, Inc., Senior Secured First Lien Term Loan, 5.250%, 10/11/2018	1,596,000	1,615,950
Fairway Group Acquisition Co., Senior Secured First Lien Term Loan, 5.000%, 08/17/2018	3,447,609	3,415,288

	Principal
	Amount	Market Value

Beverage, Food and Tobacco (continued)
Performance Food Group, Inc. (fka Vistar Corp.), Senior Secured Second Lien Term Loan, 6.250%, 11/14/2019	$2,984,962	$3,034,707
RGIS Services LLC, Senior Secured Tranche C First Lien Term Loan, 5.500%, 10/18/2017	2,977,215	2,984,658
Supervalu, Inc., Senior Secured First Lien Term Loan, 4.500%, 03/21/2019	2,922,308	2,930,622
U.S. Foods, Inc., Senior Secured First Lien Term Loan, 4.500%, 03/31/2019	10,330,810	10,394,087

		42,664,782

Capital Equipment - 2.07%
BakerCorp International, Inc., Senior Secured First Lien Replacement Term Loan, 4.250%, 02/07/2020	1,970,100	1,965,175
Dematic S.A. (Mirror Bidco), Senior Secured First Lien Term Loan, 4.250%, 12/28/2019	4,799,494	4,817,492
Sensus U.S.A., Inc. (fka Sensus Metering Systems), Senior Secured Second Lien Term Loan, 8.500%, 05/09/2018	6,450,000	6,495,666
SunSource Holdings, Senior Secured First Lien Term Loan, 4.750%, 02/12/2021	2,093,023	2,116,570
VAT, Inc., Senior Secured First Lien Term Loan, 4.750%, 02/11/2021	2,317,881	2,334,291

		17,729,194

Chemicals, Plastics and Rubber - 4.24%
American Pacific Corp., Senior Secured First Lien Initial Term Loan, L+6.00%, 02/27/2019(b)	1,500,000	1,522,500
Filtration Group Corp., Senior Secured First Lien Term Loan, 4.500%, 11/20/2020	366,429	369,406
Houghton International, Inc., Senior Secured First Lien Term Loan, 4.000%, 12/20/2019	824,807	826,873
Ineos Finance PLC, Senior Secured First Lien Dollar Term Loan, 3.750%, 05/04/2018	2,971,152	2,958,421
Pinnacle Operating Corp., Senior Secured First Lien Term B Loan, 4.750%, 11/15/2018	11,081,812	11,123,369
PQ Corp., Senior Secured First Lien Term Loan, 4.500%, 08/07/2017	9,875,000	9,910,501
U.S. Coatings Acquisition, Inc., Senior Secured First Lien Term Loan, 4.000%, 02/03/2020	8,328,671	8,346,619
WTG Holdings III Corp., Senior Secured First Lien Term Loan, 4.750%, 01/15/2019	1,273,404	1,280,172

		36,337,861

Construction and Building - 2.38%
Atkore International, Inc., Senior Secured First Lien Term Loan, L+3.50%, 03/26/2021(b)	4,200,000	4,201,323
Interline Brands, Inc., Senior Secured First Lien Term Loan, L+3.00%, 03/17/2021(b)	704,225	704,887
PlyGem Industries, Inc., Senior Secured First Lien Term Loan, 4.000%, 02/01/2021	806,452	808,807
Quikrete Holdings, Inc., Senior Secured First Lien Initial Term Loan, 4.000%, 09/28/2020	4,415,102	4,430,268
Rexnord LLC, Senior Secured First Lien Term B Loan, 4.000%, 08/21/2020	5,898,929	5,912,408
Road Infrastructure Investment LLC, Senior Secured First Lien Term Loan, L+3.25%, 03/19/2021(b)	1,451,613	1,452,527
SRS Distribution, Inc., Senior Secured First Lien Term Loan, 4.750%, 09/02/2019	2,873,026	2,882,005

		20,392,225

Consumer Goods Durable - 2.88%
1-800 Contacts, Inc., Senior Secured First Lien Term Loan, 4.250%, 01/31/2021	4,153,846	4,174,096
AOT Bedding Super Holdings LLC (aka National Bedding/Serta), Senior Secured First Lien Term B Loan, 4.250%, 10/01/2019	6,787,195	6,823,031
Apex Tool Group LLC, Senior Secured First Lien Term Loan, 4.500%, 01/31/2020	1,762,136	1,750,242
Capital Safety North America Holdings, Inc., Senior Secured First Lien Initial Term Loan, L+3.00%, 03/26/2021(b)	5,852,896	5,852,896
MModal, Inc., Senior Secured First Lien Term B Loan, 7.750%, 08/15/2019	7,615,932	6,052,571

		24,652,836

Consumer Goods Non Durable - 2.31%
Acosta Sales and Marketing Co., Senior Secured First Lien Term B Loan, L+3.25%, 03/01/2018(b)	6,240,963	6,276,068
FGI Operating Co. LLC, Senior Secured First Lien Term B Loan, 5.500%, 04/19/2019	1,979,895	2,013,306
Hostess Brands, Senior Secured First Lien Term Loan, 6.750%, 04/09/2020	1,363,636	1,419,886
Inmar, Inc., Senior Secured Second Lien Initial Term Loan, 8.000%, 01/27/2022	471,698	473,467
Reddy Ice Group, Inc., Senior Secured First Lien Term B Loan, 6.750%, 05/01/2019	1,984,962	1,975,038
Sagittarius Brands, Inc., Senior Secured First Lien Term B Loan, 6.266%, 10/01/2018	7,592,208	7,630,169

		19,787,934

Containers, Packaging and Glass - 4.44%
Berlin Packaging LLC, Senior Secured First Lien Term Loan, 4.750%, 04/02/2019	3,530,645	3,560,073
Berlin Packaging LLC, Senior Secured Second Lien Term Loan, 8.750%, 04/02/2020	714,286	733,928

	Principal
	Amount	Market Value

Containers, Packaging and Glass (continued)
Bway Corp. (aka ICL Industrial Containers), Senior Secured First Lien Term B Loan, 4.500%, 08/06/2017	$11,961,048	$12,030,243
Exopack LLC, Senior Secured First Lien Term Loan, 5.250%, 05/08/2019	1,496,250	1,516,352
Multi Packaging Solutions, Inc., Senior Secured First Lien Rollover Dollar Term Loan, L+3.25%, 09/30/2020(b)	8,714,286	8,757,857
Polarpak, Inc., Senior Secured First Lien Canadian Borrower Term Loan, L+3.25%, 06/08/2020(b)	4,000,218	4,015,219
Ranpak Corp., Senior Secured Second Lien Term Loan, 8.500%, 04/23/2020	4,264,706	4,365,993
WNA Holdings, Inc., Senior Secured First LienTerm Loan, L+3.25%, 06/08/2020(b)	3,038,405	3,049,799

		38,029,464

Energy Electricity - 0.95%
La Frontera Generation LLC, Senior Secured First Lien Term Loan, 4.500%, 09/30/2020	3,168,811	3,177,224
Star West Generation LLC, Senior Secured First Lien Term B Advance Loan, 4.250%, 03/13/2020	4,987,201	4,996,552

		8,173,776

Energy, Oil and Gas - 6.49%
Atlas Energy LP, Senior Secured First Lien Term Loan, 6.500%, 07/22/2019	2,404,583	2,473,715
BBTS Borrower LP, Senior Secured First Lien Term Loan, 7.750%, 06/04/2019	7,913,265	8,004,782
Brock Holdings III, Inc., Senior Secured Second Lien Term Loan, 10.000%, 03/16/2018	1,833,333	1,861,978
Buffalo Gulf Coast Terminals LLC, Senior Secured First Lien Term Loan, 5.250%, 10/31/2017	2,626,667	2,652,933
Crestwood Holdings LLC, Senior Secured First Lien Term Loan, 7.000%, 06/19/2019	5,664,515	5,774,294
EMG Utica LLC, Senior Secured First Lien Term Loan, 4.750%, 03/27/2020	1,888,112	1,896,372
NFR Energy LLC (Sabine Oil & Gas LLC), Senior Secured First Lien Mission Term Loan, 8.750%, 12/31/2018	1,432,983	1,455,380
Rice Drilling B LLC, Senior Secured Second Lien Term Loan, 8.500%, 10/25/2018	2,788,732	2,847,993
Sheridan Production Partners LP, Senior Secured Tranche B-2 First Lien Term Loan:
4.250%, 10/01/2019	456,395	459,626
4.250%, 10/01/2019	747,201	752,491
4.250%, 10/01/2019	5,638,904	5,678,828
Tallgrass Energy Partners LP, Senior Secured First Lien Term Loan, 4.250%, 11/13/2018	6,607,256	6,672,139
Teine Energy Ltd., Senior Secured First Lien Term Loan, 7.500%, 05/17/2019	2,722,500	2,763,338
Templar Energy LLC, Senior Secured Second Lien Term Loan, 8.000%, 11/25/2020	8,146,154	8,242,930
Utex Industries, Inc., Senior Secured First Lien Term Loan, 4.500%, 04/10/2020	1,341,216	1,347,922
Utex Industries, Inc., Senior Secured Second Lien Initial Term Loan, 8.750%, 04/10/2021	540,541	548,649
W3 Co., Senior Secured First Lien Term Loan, 5.750%, 03/13/2020	1,106,832	1,112,367
W3 Co., Senior Secured Second Lien Term Loan, 9.250%, 09/13/2020	1,056,176	1,064,098

		55,609,835

Environmental Industries - 1.18%
ADS Waste Holdings, Inc., Senior Secured First Lien Tranche B-2 Term Loan, 3.750%, 10/09/2019	8,887,500	8,884,389
Wastequip LLC, Senior Secured First Lien Term Loan, 5.500%, 08/09/2019	1,208,261	1,220,344

		10,104,733

Forest Products and Paper - 0.23%
WS Packaging Group, Inc., Senior Secured First Lien Term Loan, 5.000%, 08/09/2019	1,994,987	1,996,234

Healthcare and Pharmaceuticals - 9.00%
Accellent, Inc., Senior Secured First Lien Term Loan, L+3.50%, 02/19/2021(b)	3,048,780	3,050,046
Alvogen Pharmaceuticals U.S., Senior Secured First Lien Term Loan, 7.000%, 05/23/2018	6,412,123	6,476,244
CHG Buyer Corp., Senior Secured First Lien Term Loan, 4.500%, 11/19/2019	4,960,545	4,977,609
CHG Buyer Corp., Senior Secured Second Lien Term Loan, 9.000%, 11/19/2020	2,673,913	2,720,707
Convatec, Inc. (aka Cidron Healthcare, Ltd.), Senior Secured First Lien Dollar Term Loan, 4.000%, 12/22/2016	3,915,278	3,929,961
CT Technologies Intermediate Holdings, Inc. (aka Smart Document Solutions, Inc.), Senior Secured First Lien Initial Term Loan, 5.250%, 10/04/2019	1,477,778	1,496,250
Drumm Investors LLC (aka Golden Living), Senior Secured First Lien Term Loan, 5.000%, 05/04/2018	6,789,887	6,730,475
Harvard Drug Group LLC, Senior Secured First Lien Term Loan, 5.000%, 08/16/2020	4,410,071	4,448,659
Ikaria Acquisition, Inc., Senior Secured First Lien Term Loan, 5.000%, 02/12/2021	3,130,435	3,156,417

	Principal
	Amount	Market Value

Healthcare and Pharmaceuticals (continued)
Medpace, Inc., Senior Secured First Lien Term Loan, L+4.00%, 05/31/2021(b)	$1,567,568	$1,575,405
National Mentor Holdings, Inc., Senior Secured First Lien Initial Tranche Term B Loan, 4.750%, 01/31/2021	3,626,943	3,655,850
Onex Carestream Finance LP, Senior Secured First Lien Term Loan, 5.000%, 06/07/2019	5,011,220	5,072,282
Par Pharmaceutical Companies, Inc., Senior Secured First Lien Term B-2 Loan, 4.000%, 09/30/2019	6,843,909	6,862,901
PRA Holdings, Inc., Senior Secured First Lien Initial Term Loan, L+3.50%, 09/23/2020(b)	4,749,220	4,741,289
Progressive Solutions LLC, Senior Secured First Lien Initial Term Loan, 5.500%, 10/22/2020	2,093,878	2,111,550
Sheridan Holdings, Inc., Senior Secured First Lien DD Term Loan, 4.500%, 06/29/2018	252,063	253,822
Sheridan Holdings, Inc., Senior Secured First Lien Initial Term Loan, 4.500%, 06/29/2018	2,411,257	2,428,087
Smile Brands Group, Inc., Senior Secured First Lien Term B Loan, 7.500%, 08/16/2019	4,937,023	4,960,474
Surgery Center Holdings, Inc., Senior Secured First Lien Term Loan, 6.000%, 04/11/2019	3,804,706	3,818,974
Surgical Care Affiliates LLC, Senior Secured First Lien Class C Incremental Term Loan, 4.000%, 06/29/2018	2,476,337	2,482,528
United Surgical Partners International, Inc., Senior Secured New Tranche B First Lien Term Loan, 4.750%, 04/03/2019	2,110,821	2,124,890

		77,074,420

High Tech Industries - 17.61%
Applied Systems, Inc., Senior Secured First Lien Initial Term Loan, 4.250%, 01/25/2021	2,493,750	2,506,742
Ascend Learning LLC, Senior Secured First Lien Term Loan, 6.000%, 07/31/2019	716,766	727,518
Aspect Software, Inc., Senior Secured Tranche B First Lien Term Loan, 7.000%, 05/09/2016	5,547,802	5,631,019
Attachmante Corp., Senior Secured Second Lien Term Loan, 11.000%, 11/22/2018	5,838,265	5,841,914
Blackboard, Inc., Senior Secured First Lien Term B-3 Loan, 4.750%, 10/04/2018	12,732,216	12,853,172
Blue Coat Systems, Inc., Senior Secured First Lien Term Loan, 4.000%, 05/31/2019	6,730,997	6,762,565
BMC Software, Senior Secured First Lien Term Loan, 5.500%, 09/10/2020	3,355,227	4,669,108
Dell International LLC, Senior Secured First Lien Term B Loan, 4.500%, 04/29/2020	4,987,500	4,962,039
EZE Software Group LLC, Senior Secured First Lien Term B-1 Loan, L+3.00%, 04/04/2020(b)	1,326,667	1,331,642
EZE Software Group LLC, Senior Secured Second Lien Term Loan, L+6.25%, 04/04/2021(b)	1,643,057	1,657,434
Flexera Software, Inc., Senior Secured First Lien Term Loan, L+3.50%, 04/02/2020(b)	2,000,000	2,010,000
Freescale Semiconductor, Inc., Senior Secured First Lien Tranche B-4 Term Loan, 4.250%, 02/28/2020	2,979,093	2,997,935
Hyland Software, Inc., Senior Secured First Lien Initial Term Loan, 4.750%, 02/19/2021	9,818,852	9,927,253
Infor, Inc. (aka Lawson Software, Inc.), Senior Secured First Lien Tranche B-3 Term Loan, 3.750%, 06/03/2020	2,992,432	2,986,507
Ion Trading Technologies S.A.R.L., Senior Secured First Lien Tranche B-1 Term Loan, 4.500%, 05/22/2020	3,838,976	3,854,581
Ion Trading Technologies S.A.R.L., Senior Secured Second Lien Term Loan, 8.250%, 05/22/2021	3,428,571	3,481,423
Kronos, Inc. (aka Seahawk Acquisition Corp.), Senior Secured First Lien Incremental Term Loan, 4.500%, 10/30/2019	10,350,299	10,447,333
Kronos, Inc. (aka Seahawk Acquisition Corp.), Senior Secured Second Lien Term Loan, 9.750%, 04/30/2020	3,850,008	4,013,634
Landesk Software (aka Landslide Holdings), Senior Secured First Lien Term Loan, 5.000%, 08/09/2019	5,493,241	5,512,110
Mitel Networks, Senior Secured First Lien Term B Loan, 5.250%, 01/31/2020	2,720,455	2,752,774
NXP B.V. (NXP Fundings LLC), Senior Secured Tranche D First Lien Term Loan, L+2.50%, 01/11/2020(b)	4,171,317	4,164,017
Rocket Software, Inc., Senior Secured First Lien Term Loan, 5.750%, 02/08/2018	2,845,280	2,853,815
Ship Luxco 3 S.A.R.L. (aka RBS Worldpay), Senior Secured Facility B2A First Lien Term Loan, 5.250%, 11/29/2019	1,011,411	1,021,525
Ship Luxco 3 S.A.R.L. (aka RBS Worldpay), Senior Secured First Lien Facility B2A Term Loan, 4.750%, 11/29/2019	2,707,692	2,732,062
Sirius Computer, Inc. (SCS Holdings I), Senior Secured First Lien Term Loan, 7.000%, 12/07/2018	4,511,538	4,590,490
Sophia, L.P., Senior Secured First Lien Term B Loan, 4.500%, 07/19/2018	1,910,697	1,914,681
Technicolor S.A., Senior Secured First Lien Term A2 Facility Loan, 6.750%, 05/26/2016	1,041,228	1,058,580
Technicolor S.A., Senior Secured First Lien Term B2 Facility Loan, 7.750%, 05/26/2017	3,856,798	3,921,071
Technicolor S.A., Senior Secured First Lien Term Loan, 7.250%, 07/10/2020	9,558,824	9,724,143
The Petroleum Place, Inc., Senior Secured First Lien Term Loan, 5.000%, 10/30/2020	4,275,000	4,317,750
TriZetto Group, Inc. (TZ Merger Sub, Inc.), Senior Secured First Lien Term Loan, 4.750%, 05/02/2018	1,778,260	1,776,776

	Principal
	Amount	Market Value

High Tech Industries (continued)
TriZetto Group, Inc. (TZ Merger Sub, Inc.), Senior Secured Second Lien Term Loan, 8.500%, 03/28/2019	$1,288,768	$1,298,434
Vertafore, Inc., Senior Secured Second Lien Term Loan, 9.750%, 10/27/2017	9,250,000	9,423,437
Wall Street Systems Holdings, Inc., Senior Secured First Lien Term Loan, 5.750%, 10/25/2019	7,053,571	7,080,022

		150,803,506

Hotels, Gaming and Leisure - 4.62%
Alpha Topco Ltd. (Formula One), Senior Secured First Lien New Facility Term B Loan, 4.500%, 04/30/2019	4,384,523	4,420,498
Caesars Entertainment Operating Co. (fka Harrah’s/Corner Investment), Senior Secured First Lien Term B Loan, 7.000%, 10/11/2020	10,554,942	10,708,516
Caesars Entertainment Operating Co. (fka Harrah’s/Corner Investment), Senior Secured First Lien Term B-5 Loan, 4.489%, 01/28/2018	2,877,382	2,681,360
Centaur LLC, Senior Secured First Lien Term Loan, 5.250%, 02/20/2019	6,301,813	6,335,308
Centaur LLC, Senior Secured Second Lien Term Loan, 8.750%, 02/20/2020	500,000	511,875
Corner Investment Propco LLC, Senior Secured First Lien Term B Loan, 11.000%, 11/04/2019	3,000,000	3,090,000
Mood Media Corp., Senior Secured First Lien Term Loan, 7.000%, 05/07/2018	2,744,719	2,776,462
Stadium Management Corp., Senior Secured First Lien Term Loan, L+3.50%, 02/25/2020(b)	1,882,095	1,889,153
Zuffa LLC, Senior Secured First Lien Term B Loan, 3.750%, 02/25/2020	7,150,873	7,165,783

		39,578,955

Media Advertising, Printing and Publishing - 0.96%
Penton Media, Inc., Senior Secured First Lien Term B Loan, 5.500%, 10/03/2019	2,388,000	2,415,462
Southern Graphics, Inc., Senior Secured First Lien Term Loan, 4.250%, 10/17/2019	5,775,000	5,782,219

		8,197,681

Media Broadcasting and Subscription - 3.60%
Clear Channel Communications, Inc., Senior Secured First Lien Tranche D Term Loan, L+6.75%, 01/30/2019(b)	7,291,667	7,153,891
Clear Channel Communications, Inc., Senior Secured First Lien Tranche E Term Loan, L+7.50%, 07/30/2019(b)	2,708,333	2,709,566
Cumulus Media Holdings, Inc., Senior Secured First Lien Term Loan, 4.250%, 12/23/2020	4,565,014	4,592,130
Entercom Radio LLC, Senior Secured First Lien Term B-2 Loan, 4.000%, 11/23/2018	1,746,879	1,758,889
Hubbard Radio LLC, Senior Secured First Lien Tranche 1 Term Loan, 4.500%, 04/29/2019	1,545,254	1,553,946
Nexstar Broadcasting, Inc. (aka Mission Broadcasting, Inc.), Senior Secured First Lien Term B-2 Loan:
3.750%, 10/01/2020	1,403,534	1,408,348
3.750%, 10/01/2020	1,591,629	1,597,088
RCN Corp., Senior Secured First Lien Term B Loan, 4.500%, 03/01/2020	3,594,755	3,627,557
SESAC Holdings, Inc., Senior Secured First Lien Term Loan, 5.000%, 02/07/2019	2,439,706	2,467,152
Univision Communications, Inc., Senior Secured First Lien Term C-4 Loan, 4.000%, 03/01/2020	3,960,054	3,971,598

		30,840,165

Media Diversified and Production - 0.20%
Lion’s Gate Entertainment Corp., Senior Secured Second Lien Term Loan, 5.000%, 07/20/2020	1,666,667	1,704,167

Metals and Mining - 0.62%
McJunkin Red Man Corp., Senior Secured First Lien Term Loan, 4.750%, 11/09/2019	5,203,581	5,278,929

Retail - 7.76%
Academy Ltd., Senior Secured First Lien Initial Term Loan, 4.500%, 08/03/2018	6,880,151	6,914,586
Albertson’s LLC, Senior Secured First Lien Term B-2 Loan, 4.750%, 03/21/2019	3,164,755	3,190,469
BJ’s Wholesale Club, Inc., Senior Secured First Lien Replacement Term Loan, 4.500%, 09/26/2019	2,992,500	3,006,221
Burlington Coat Factory Warehouse Corp., Senior Secured First Lien Term B-1 Loan, 4.250%, 02/23/2017	2,660,377	2,677,337
Container Store, Inc., Senior Secured First Lien Term B3 Loan, 4.250%, 04/08/2019	1,716,028	1,724,076
DBP Holdings Corp., Senior Secured First Lien Initial Term Loan, 5.000%, 10/11/2019	7,170,109	7,180,577
Hudson’s Bay Co., Senior Secured First Lien Term Loan, 4.750%, 11/04/2020	3,700,000	3,754,575
J. Crew Group, Inc., Senior Secured First Lien Initial Term Loan, 4.000%, 03/05/2021	5,638,006	5,633,778

	Principal
	Amount	Market Value

Retail (continued)
Neiman Marcus Group Ltd. LLC, Senior Secured First Lien Other Term Loan, 4.250%, 10/26/2020	$3,539,516	$3,555,355
Nine West Holdings, Inc., Senior Secured First Lien Initial Term Loan, L+3.75%, 09/05/2019(b)	2,000,000	2,012,500
Payless, Inc. (fka Collective Brands Finance, Inc.), Senior Secured First Lien Initial Term Loan, 5.000%, 03/11/2021	6,698,341	6,715,087
Payless, Inc. (fka Collective Brands Finance, Inc.), Senior Secured Second Lien Initial Term Loan, 8.500%, 03/11/2022	845,543	850,299
Smart & Final Stores LLC, Senior Secured First Lien Term Loan, 4.750%, 11/15/2019	15,236,963	15,279,855
Sports Authority, Inc. (aka TSA), Senior Secured First Lien Term B Loan, 7.500%, 11/16/2017	3,938,931	3,948,778

		66,443,493

Services - Business - 10.07%
4L Holdings Corp. (aka Clover Technology), Senior Secured First Lien Term Loan, 6.750%, 05/07/2018	4,058,018	4,066,479
Advantage Sales & Marketing, Inc., Senior Secured Second Lien Term Loan, 8.250%, 06/18/2018	102,857	104,818
AlixPartners LLP, Senior Secured First Lien Replacement Term B-2 Loan, 4.000%, 07/10/2020	5,323,115	5,342,251
CPA Global (Redtop Acquisitions Ltd.), Senior Secured First Lien Covenant Light Term Loan, 4.500%, 12/03/2020	1,458,333	1,477,022
Crossmark Holdings, Inc., Senior Secured First Lien Term Loan, 4.500%, 12/20/2019	3,121,619	3,113,815
Crossmark Holdings, Inc., Senior Secured Second Lien Term Loan, 8.750%, 12/21/2020	2,000,000	2,005,000
eResearch Technology, Inc., Senior Secured First Lien Term Loan, 6.000%, 05/02/2018	3,121,774	3,139,334
FR Dixie Acquisition, Senior Secured First Lien Term Loan, 5.750%, 12/18/2020	5,250,000	5,299,219
Garda World Security Corp., Senior Secured First Lien Delayed Draw Term B Loan, 4.000%, 11/06/2020	642,343	644,751
Garda World Security Corp., Senior Secured First Lien Term B Loan, 4.000%, 11/06/2020	2,510,976	2,520,392
Information Resources, Inc., Senior Secured First Lien Term Loan, 4.750%, 09/30/2020	1,164,000	1,171,764
Ipreo Holdings LLC, Senior Secured First Lien Tranche B-4 Term Loan, 5.000%, 08/07/2017	983,282	993,114
MoneyGram Payment Systems Worldwide, Inc., Senior Secured First Lien Term B Loan, 4.250%, 03/27/2020	2,352,052	2,360,872
MPH Acquisition Holdings LLC, Senior Secured First Lien Initial Term Loan, L+3.00%, 03/19/2021(b)	6,766,917	6,758,459
PGA Holdings, Inc. (aka Press Ganey), Senior Secured First Lien Term Loan, 4.250%, 04/20/2018	2,137,571	2,144,678
Polyconcept Investments B.V. (Metropolitan Management), Senior Secured First Lien Term Loan, 6.000%, 06/28/2019	4,862,610	4,862,610
Scitor Corp., Senior Secured First Lien Term Loan, 5.000%, 02/15/2017	1,614,747	1,602,637
Sedgwick Claims Management Services, Inc., Senior Secured Second Lien Initial Term Loan, 6.750%, 02/11/2022	2,545,455	2,538,302
SI Organization, Inc., Senior Secured New Tranche B First Lien Term Loan, 5.500%, 11/22/2016	2,962,423	2,913,366
StoneRiver Group LP, Senior Secured First Lien Initial Term Loan, 4.500%, 11/29/2019	1,336,158	1,340,334
StoneRiver Group LP, Senior Secured Second Lien Initial Term Loan, 8.500%, 05/30/2020	2,205,955	2,234,908
SurveyMonkey.com LLC, Senior Secured First Lien Term Loan, 5.500%, 02/07/2019	5,670,000	5,698,350
Trans Union LLC, Senior Secured First Lien Replacement Term Loan, L+3.00%, 03/19/2021(b)	3,662,651	3,674,096
Transaction Network Services, Senior Secured First Lien Term Loan, 5.000%, 02/14/2020	3,329,772	3,352,664
Transaction Network Services, Senior Secured Second Lien Term Loan, 9.000%, 08/14/2020	1,406,250	1,426,029
TravelCLICK Holdings (aka TCH-2 Holdings), Senior Secured First Lien Term B Loan, 5.750%, 03/16/2016	1,486,879	1,496,172
TravelCLICK Holdings (aka TCH-2 Holdings), Senior Secured Second Lien Term Loan, 9.750%, 03/26/2018	1,074,627	1,098,806
Truven Health Analytics, Inc., Senior Secured New Tranche B First Lien Term Loan, 4.500%, 06/06/2019	7,916,261	7,866,785
ValleyCrest Companies LLC, Senior Secured First Lien Initial Term Loan, 5.500%, 06/13/2019	1,567,105	1,582,776
Web.com Group, Inc., Senior Secured First Lien Term Loan, 4.500%, 10/27/2017	3,356,856	3,403,013

		86,232,816

Services - Consumer - 2.96%
Alliance Laundry Systems LLC, Senior Secured First Lien Term Loan, 4.250%, 12/10/2018	2,724,476	2,738,657
California Pizza Kitchen, Inc., Senior Secured First Lien Term Loan 5.250%, 03/29/2018	5,183,943	4,950,665
Knowledge Universe Education LLC, Senior Secured First Lien Term Loan, L+4.25%, 03/18/2021(b)	3,470,149	3,500,530

	Principal
	Amount	Market Value

Services - Consumer (continued)
Monitronics International, Inc., Senior Secured First Lien Term B Loan, 4.250%, 03/23/2018	$8,365,200	$8,383,520
ServiceMaster, Senior Secured First Lien Extended Term Loan, 4.410%, 01/31/2017	4,987,310	5,006,536
Spin Holdco, Inc. (aka Coinmach Corp.), Senior Secured First Lien Initial Term Loan, 4.250%, 11/14/2019	804,435	805,542

		25,385,450

Telecommunications - 4.87%
Avaya, Inc., Senior Secured B-3 Extended First Lien Term B-3 Loan, 4.736%, 10/26/2017	6,422,261	6,282,095
Fairpoint Communications, Inc., Senior Secured First Lien Term Loan, 7.500%, 02/14/2019	5,940,000	6,137,832
Fibertech Networks LLC (aka Firefox), Senior Secured First Lien Term Loan, 4.500%, 12/18/2019	5,307,820	5,317,799
Global Tel Link Corp., Senior Secured First Lien Term Loan, 5.000%, 05/23/2020	4,243,902	4,221,367
Hargray Communications (DPC Acquisitions), Senior Secured First Lien Term Loan, 4.750%, 06/26/2019	2,977,500	3,014,719
Securus Technologies Holdings, Inc., Senior Secured First Lien Initial Term Loan, 4.750%, 04/30/2020	2,404,145	2,404,890
Wide Open West Finance LLC, Senior Secured First Lien Term B Loan, 4.750%, 04/01/2019	4,951,080	4,965,785
Zayo Group LLC (Zayo Capital, Inc.), Senior Secured First Lien Term Loan, 4.000%, 07/02/2019	9,393,217	9,413,177

		41,757,664

Transportation Consumer - 2.18%
Air Medical Group Holdings, Inc., Senior Secured First Lien Term B-1 Loan, 5.000%, 06/30/2018	6,555,049	6,583,727
Lineage Logistics LLC, Senior Secured First Lien Term Loan, L+3.50%, 04/07/2021(b)	6,153,846	6,153,846
Sabre, Inc., Senior Secured First Lien Term B Loan, 4.250%, 02/19/2019	5,955,863	5,963,933

		18,701,506

Utilities Electric - 3.10%
Atlantic Power Co., Senior Secured First Lien Term Loan, L+3.75%, 02/19/2021(b)	1,195,087	1,200,321
Empire Generating Co. LLC, Senior Secured First Lien Term B Loan, L+4.25%, 03/12/2021(b)	2,752,415	2,761,030
Empire Generating Co. LLC, Senior Secured First Lien Term C Loan, L+4.25%, 03/12/2021(b)	192,029	192,630
FREIF North American Power I LLC, Senior Secured First Lien Term B-1 Loan, 4.750%, 03/29/2019	3,721,533	3,754,096
FREIF North American Power I LLC, Senior Secured First Lien Term C-1 Loan, 4.750%, 03/29/2019	705,636	711,810
Moxie Liberty LLC, Senior Secured First Lien Term B-1 Loan, 7.500%, 08/21/2020	2,941,176	3,022,059
Moxie Patriot LLC, Senior Secured First Lien Term B-1 Loan, 6.750%, 12/18/2020	2,962,963	3,029,630
Panda Temple Power LLC, Senior Secured First Lien Term Loan, 7.250%, 04/03/2019	2,545,455	2,618,636
Sandy Creek Energy Associates LP, Senior Secured First Lien Term Loan, L+4.00%, 11/09/2020(b)	9,268,977	9,286,357

		26,576,569

Utilities, Oil & Gas - 0.35%
EquiPower Resources Holdings LLC, Senior Secured First Lien Term C Loan, 4.250%, 12/21/2019	3,012,512	3,029,939

Wholesale - 0.63%
Envision Pharmaceutical Services, Inc., Senior Secured First Lien Term Loan, 5.750%, 11/04/2020	5,383,885	5,407,439

TOTAL FLOATING RATE LOAN INTERESTS
(Cost $957,153,266)		964,594,451

CORPORATE BONDS - 31.99%

Aerospace and Defense - 0.04%
Spirit Aerosystems, Inc., Class A, Senior Unsecured Bond, 5.250%, 03/15/2022(c)	300,000	302,250

Banking, Finance and Real Estate - 0.66%
HUB International Ltd., Senior Unsecured Bond, 7.875%, 10/01/2021(c)	2,000,000	2,145,000
Jefferies Finance LLC, Senior Unsecured Bond, 6.875%, 04/15/2022(c)	1,450,000	1,468,125

	Principal
	Amount	Market Value

Banking, Finance and Real Estate (continued)
Opal Acquisition, Inc. (aka One Call Medical, Inc.), Senior Unsecured Bond, 8.875%, 12/15/2021(c)	$2,000,000	$2,017,500

		5,630,625

Beverage, Food and Tobacco - 1.21%
Chiquita Brands International, Inc., Senior Secured Bond, 7.875%, 02/01/2021	988,000	1,106,560
Del Monte Foods Co., Senior Unsecured Bond, 7.625%, 01/15/2019	3,504,000	3,655,110
Dole Food Co., Inc., Senior Secured Bond, 7.250%, 05/01/2019(c)	500,000	503,125
Post Holdings, Inc., Senior Unsecured Bond, 6.750%, 12/01/2021(c)	2,250,000	2,387,813
U.S. Foods, Inc., Senior Unsecured Bond, 8.500%, 06/30/2019	2,500,000	2,708,125

		10,360,733

Capital Equipment - 0.59%
Bombardier, Inc., Senior Unsecured Bond, 4.750%, 04/15/2019	750,000	750,000
Terex Corp., Senior Unsecured Bond, 6.000%, 05/15/2021	4,000,000	4,300,000

		5,050,000

Chemicals, Plastics and Rubber - 0.88%
PetroLogistics LP / PetroLogistics Finance Corp., Senior Unsecured Bond, 6.250%, 04/01/2020	1,000,000	1,007,500
Pinnacle Operating Corp., Senior Secured Bond, 9.000%, 11/15/2020(c)	2,000,000	2,165,000
VWR Funding, Inc., Senior Unsecured Bond, 7.250%, 09/15/2017	4,000,000	4,320,000

		7,492,500

Construction and Building - 0.32%
Waterjet Holdings, Inc., Senior Secured Bond, 7.625%, 02/01/2020(c)	1,100,000	1,168,750
Zachry Holdings, Inc., Senior Unsecured Bond, 7.500%, 02/01/2020(c)	1,450,000	1,576,875

		2,745,625

Consumer Goods Durable - 0.77%
Serta Simmons Holdings LLC, Senior Unsecured Bond, 8.125%, 10/01/2020(c)	6,000,000	6,622,500

Consumer Goods Non Durable - 1.13%
Armored AutoGroup, Inc., Senior Unsecured Bond, 9.250%, 11/01/2018	2,000,000	2,107,500
Revlon Consumer Products Corp., Senior Unsecured Bond, Series WI, 5.750%, 02/15/2021	6,000,000	6,060,000
Wolverine World Wide, Inc., Senior Unsecured Bond, 6.125%, 10/15/2020	1,400,000	1,519,000

		9,686,500

Containers, Packaging and Glass - 1.16%
Beverage Packaging Holdings Luxembourg II SA, Senior Unsecured Bond, 6.000%, 06/15/2017(c)	700,000	726,250
Exopack Holdings SA, Senior Secured Bond, 7.875%, 11/01/2019(c)	750,000	798,750
Reynolds Group Holdings, Inc., Senior Unsecured Bond:
8.500%, 05/15/2018	4,000,000	4,200,000
5.750%, 10/15/2020	4,000,000	4,210,000

		9,935,000

Energy Electricity - 0.49%
Amkor Technology, Inc., Senior Unsecured Bond, 6.375%, 10/01/2022	4,000,000	4,165,000

Energy, Oil and Gas - 6.21%
Alta Mesa Holdings LP, Senior Unsecured Bond, 9.625%, 10/15/2018	4,400,000	4,752,000
Atlas Pipeline Partners LLC, Senior Unsecured Bond 6.625%, 10/01/2020	5,000,000	5,350,000
Atlas Pipeline Partners LLC, Senior Unsecured Bond, Series WI, 4.750%, 11/15/2021	3,000,000	2,865,000
CrownRock LP / CrownRock Finance, Inc., Senior Unsecured Bond, 7.125%, 04/15/2021(c)	5,000,000	5,325,000
CVR Refining/Coffeyville Finance, Inc., Senior Secured Bond, 6.500%, 11/01/2022	5,000,000	5,287,500
Everest Acquisition LLC, Senior Unsecured Bond, 7.750%, 09/01/2022	2,000,000	2,255,000
Genesis Energy LP / Genesis Energy Finance Corp., Senior Unsecured Bond, 5.750%, 02/15/2021	2,000,000	2,080,000
Lightstream Resources Ltd., Senior Unsecured Bond, 8.625%, 02/01/2020(c)	2,600,000	2,613,000
Linn Energy LLC, Senior Unsecured Bond, 7.000%, 11/01/2019(c)	4,000,000	4,190,000

	Principal
	Amount	Market Value

Energy, Oil and Gas (continued)
Resolute Energy Corp., Senior Unsecured Bond, 8.500%, 05/01/2020	$2,900,000	$3,045,000
Samson Investment Co., Senior Unsecured Bond, 10.750%, 02/15/2020(c)	4,000,000	4,380,000
SandRidge Energy, Inc., Senior Unsecured Bond, 7.500%, 02/15/2023	4,000,000	4,260,000
Sidewinder Drilling, Inc., Senior Unsecured Bond, 9.750%, 11/15/2019(c)	4,250,000	4,228,750
Western Refining, Inc., Senior Unsecured Bond, 6.250%, 04/01/2021	2,500,000	2,600,000

		53,231,250

Healthcare and Pharmaceuticals - 0.87%
Aurora Diagnostics Holdings LLC, Senior Unsecured Bond, 10.750%, 01/15/2018	500,000	405,000
Community Health Systems, Inc., Senior Secured Bond, 5.125%, 08/01/2021(c)	1,500,000	1,545,000
Grifols Worldwide Operations Ltd., Senior Unsecured Bond, 5.250%, 04/01/2022(c)	2,000,000	2,050,000
MPH Acquisition Holdings LLC, Senior Unsecured Bond, 6.625%, 04/01/2022(c)	600,000	617,250
Salix Pharmaceuticals Ltd., Senior Unsecured Bond, 6.000%, 01/15/2021(c)	600,000	642,000
Valeant Pharmaceuticals, Inc., Senior Unsecured Bond, 6.375%, 10/15/2020(c)	2,000,000	2,170,000

		7,429,250

High Tech Industries - 2.07%
Allen Systems Group, Inc., Senior Secured Bond, 10.500%, 11/15/2016(c)	1,875,000	1,050,000
Blackboard, Inc., Senior Unsecured Bond, 7.750%, 11/15/2019(c)	1,250,000	1,315,625
Brocade Communications Systems, Inc., Senior Unsecured Bond, 4.625%, 01/15/2023(c)	1,250,000	1,200,000
Entegris, Inc., Senior Unsecured Bond, 6.000%, 04/01/2022(c)	1,250,000	1,281,250
Sanmina-SCI Corp., Senior Unsecured Bond, 7.000%, 05/15/2019(c)	4,000,000	4,255,000
Viasystems, Inc., Senior Unsecured Bond, 7.875%, 05/01/2019(c)	8,002,000	8,662,165

		17,764,040

Hotels, Gaming and Leisure - 1.89%
Mood Media Corp., Senior Unsecured Bond, 9.250%, 10/15/2020(c)	9,850,000	9,480,625
NCL Corp. Ltd., Senior Unsecured Bond, Series WI, 5.000%, 02/15/2018	3,250,000	3,388,125
Six Flags Theme Parks, Inc., Senior Unsecured Bond, 5.250%, 01/15/2021(c)	3,250,000	3,282,500

		16,151,250

Media Advertising, Printing and Publishing - 0.13%
Southern Graphics, Inc., Senior Unsecured Bond, 8.375%, 10/15/2020(c)	1,000,000	1,067,500

Media Broadcasting and Subscription - 3.09%
Cablevision Systems Corp., Senior Unsecured Bond, 5.875%, 09/15/2022	4,000,000	4,100,000
CCO Holdings, Inc., Senior Unsecured Bond, 5.125%, 02/15/2023	7,050,000	6,820,875
Cequel Communications LLC, Senior Unsecured Bond, 6.375%, 09/15/2020(c)	8,500,000	8,925,000
Nexstar Broadcasting, Inc. (aka Mission Broadcasting, Inc.), Senior Unsecured Bond, Series WI, 6.875%, 11/15/2020	1,500,000	1,620,000
Quebecor Media, Inc., Senior Unsecured Bond, 5.750%, 01/15/2023	1,025,000	1,032,687
Univision Communications, Inc., Senior Unsecured Bond, 6.750%, 09/15/2022(c)	3,604,000	4,004,945

		26,503,507

Media Diversified and Production - 0.47%
Live Nation Entertainment, Inc., Senior Secured Bond, 7.000%, 09/01/2020(c)	1,000,000	1,098,750
Sirius XM Radio, Inc., Senior Unsecured Bond, 4.250%, 05/15/2020(c)	3,000,000	2,940,000

		4,038,750

Metals and Mining - 0.13%
Prince Mineral Holding Corp., Senior Unsecured Bond, 11.500%, 12/15/2019(c)	1,000,000	1,127,500

Retail - 1.15%
Logan’s Roadhouse, Inc., Senior Unsecured Bond, 10.750%, 10/15/2017	5,744,000	4,408,520
New Academy Finance Co., LLC, Senior Unsecured Bond, 8.000%, 06/15/2018(c)(d)	3,000,000	3,086,250
Petco Holdings, Inc., Senior Unsecured Bond, 8.500%, 10/15/2017(c)(d)	2,300,000	2,348,921

		9,843,691

Services - Business - 1.51%
FTI Consulting, Inc., Senior Unsecured Bond, 6.000%, 11/15/2022	1,800,000	1,845,000
Global A&T Electronics Ltd., Senior Unsecured Bond, 10.000%, 02/01/2019(c)	4,000,000	3,300,000

	Principal
	Amount	Market Value

Services - Business (continued)
Neff Rental LLC, Senior Unsecured Bond, 9.625%, 05/15/2016(c)	$5,408,000	$5,651,360
SFX Entertainment, Inc., Senior Secured Bond, 9.625%, 02/01/2019(c)	2,000,000	2,110,000

		12,906,360

Services - Consumer - 0.31%
Aramark Services, Inc., Senior Unsecured Bond, Series WI, 5.750%, 03/15/2020	1,500,000	1,591,875
Monitronics International, Inc., Senior Unsecured Bond, 9.125%, 04/01/2020	1,000,000	1,075,000

		2,666,875

Telecommunications - 4.26%
Cincinnati Bell, Inc. (aka Broadwing, Inc.), Senior Unsecured Bond, 8.750%, 03/15/2018	4,643,000	4,866,444
Crown Castle International Corp., Senior Unsecured Bond, 5.250%, 01/15/2023	5,000,000	5,106,250
Fairpoint Communications, Inc., Senior Secured Bond, 8.750%, 08/15/2019(c)	3,000,000	3,225,000
Frontier Communications Corp., Senior Unsecured Bond, 7.125%, 01/15/2023	4,000,000	4,190,000
GCI, Inc., Senior Unsecured Bond, 6.750%, 06/01/2021	6,000,000	6,105,000
MetroPCS Wireless, Inc., Senior Unsecured Bond, Series WI, 6.250%, 04/01/2021	2,000,000	2,122,500
Sorenson Communications, Inc., Senior Unsecured Bond, 10.500%, 02/01/2015(c)(e)	3,000,000	2,700,000
Sprint Corp., Senior Unsecured Bond, 7.875%, 09/15/2023(c)	4,750,000	5,236,875
Windstream Corp., Senior Unsecured Bond, 6.375%, 08/01/2023	3,000,000	2,940,000

		36,492,069

Transportation Cargo - 0.89%
Kenan Advantage Group, Inc., Senior Unsecured Bond, 8.375%, 12/15/2018(c)	7,250,000	7,648,750

Transportation Consumer - 1.02%
Sabre Holdings, Corp., Senior Unsecured Bond, 8.500%, 05/15/2019(c)	4,000,000	4,435,000
US Airways, Inc., Senior Unsecured Bond, 6.125%, 06/01/2018	4,100,000	4,320,375

		8,755,375

Utilities Electric - 0.46%
NRG Energy, Inc., Senior Unsecured Bond:
6.250%, 07/15/2022(c)	750,000	774,375
6.625%, 03/15/2023	3,000,000	3,127,500

		3,901,875

Utilities, Oil & Gas - 0.28%
Vanguard Natural Resources LLC, Senior Unsecured Bond, 7.875%, 04/01/2020	2,250,000	2,435,625

TOTAL CORPORATE BONDS
(Cost $266,245,254)		273,954,400

Total Investments - 144.60%
(Cost $1,223,398,520)		1,238,548,851

Assets in Excess of Other Liabilities - 2.97%		25,506,245

Leverage Facility - (47.57)%		(407,500,000)

Net Assets - 100.00%		$856,555,096

Amounts above are shown as a percentage of net assets as of March 31, 2014.

(a)	The interest rate shown represents the rate at period end.
(b)	All or a portion of this position has not settled as of March 31, 2014. The interest rate shown represents the stated spread over the London Interbank Offered Rate (“LIBOR” or “L”) or the applicable LIBOR floor; the Fund will not accrue interest until the settlement date, at which point LIBOR will be established.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. Total market value of Rule 144A securities amounts to $139,850,329, which represents approximately 16.33% of net assets as of March 31, 2014.
(d)	Option to convert to pay-in-kind security.
(e)	Security is currently in default/non-income producing.

See Notes to Quarterly Portfolio of Investments.

Blackstone / GSO Strategic Credit Fund

Notes to Quarterly Portfolio of Investments

March 31, 2014 (Unaudited)

NOTE 1. ORGANIZATION

Blackstone / GSO Strategic Credit Fund (the “Fund” or “BGB”) is non-diversified, closed-end management investment company. BGB was organized as a Delaware statutory trust on March 28, 2012. BGB was registered under the Investment Company Act of 1940, as amended (the “1940 Act”), on April 6, 2012. BGB commenced operations on September 26, 2012. Prior to that date, BGB had no operations other than matters relating to its organization and the sale and issuance of 5,236 common shares of beneficial interest in BGB to GSO / Blackstone Debt Funds Management LLC (the “Adviser”) at a price of $19.10 per share. The Adviser serves as BGB’s investment adviser. BGB’s common shares are listed on the New York Stock Exchange (the “Exchange”) and trade under the ticker symbol “BGB.”

BGB’s primary investment objective is to seek high current income, with a secondary objective to seek preservation of capital, consistent with its primary goal of high current income. The Fund will seek to achieve its investment objectives by investing primarily in a diversified portfolio of loans and other fixed income instruments of predominantly U.S. corporate issuers, including first- and second-lien secured loans (‘‘Senior Secured Loans’’ or “Loans”) and high yield corporate bonds of varying maturities. Under normal market conditions, at least 80% of BGB’s assets will be invested in credit investments comprised of corporate fixed income instruments and other investments (including derivatives) with similar economic characteristics.

BGB will dissolve on or about September 15, 2027, absent shareholder approval to extend such term. Upon dissolution, BGB will distribute substantially all of its net assets to shareholders, after making appropriate provision for any liabilities of the Fund. Pursuant to BGB’s Agreement and Declaration of Trust, prior to the date of dissolution a majority of the Board of Trustees, with the approval of a majority of the outstanding voting securities entitled to vote (as defined in the 1940 Act), may extend the life of BGB. If approved, the dissolution date of the Fund may be extended by a period of two years or such shorter time as may be determined. However, the dissolution date of the Fund may be extended an unlimited number of times.

BGB is classified as “non-diversified” under the 1940 Act. As a result, BGB can invest a greater portion of its assets in obligations of a single issuer than a “diversified” fund. BGB may therefore be more susceptible than a diversified fund to being adversely affected by any single corporate, economic, political, or regulatory occurrence.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of its financial statements is in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and these differences could be material.

Portfolio Valuation: BGB’s net asset value (“NAV”) is determined daily on each day that the Exchange is open for business, as of the close of the regular trading session on the Exchange. The Fund calculates NAV per share by subtracting liabilities (including accrued expenses or dividends) from the total assets (the value of the securities plus cash or other assets, including interest accrued but not yet received) and dividing the result by the total number of outstanding common shares of the Fund.

Loans are primarily valued by using a composite loan price from a nationally recognized loan pricing service. The methodology used by BGB’s nationally recognized loan pricing provider for composite loan prices is to value loans at the mean of the bid and ask prices from one or more brokers or dealers. Corporate bonds, other than short-term investments, are valued at the price provided by a nationally recognized pricing service. The prices provided by the nationally recognized service are typically based on the mean of bid and ask prices for each corporate bond security. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrices, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments. Short-term debt investments, if any, having a remaining maturity of 60 days or less when purchased would be valued at cost adjusted for amortization of premiums and accretion of discounts. Any investments and other assets for which such current market quotations are not readily available are valued at fair value (“Fair Valued Assets”) as determined in good faith by a committee of the Adviser under procedures established by, and under the general supervision and responsibility of, the Fund’s Board of Trustees.

Various inputs are used to determine the value of BGB’s investments. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1— Unadjusted quoted prices in active markets for identical investments at the measurement date.

Level 2— Significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3— Significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments).

The valuation techniques used by the Fund to measure fair value during the period ended March 31, 2014 maximized the use of observable inputs and minimized the use of unobservable inputs. The categorization of a value determined for investments and other financial instruments is based on the pricing transparency of the investment and other financial instruments and does not necessarily correspond to BGB’s perceived risk of investing in those securities.

The following table summarizes the valuation of the BGB’s investments under the fair value hierarchy levels as of March 31, 2014:

Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Floating Rate Loan Interests
Aerospace and Defense	$–	$25,392,159	$10,733,193	$36,125,352
Automotive	–	14,880,815	2,296,039	17,176,854
Banking, Finance and Real Estate	–	46,174,442	2,626,230	48,800,672
Beverage, Food and Tobacco	–	34,260,638	8,404,144	42,664,782
Capital Equipment	–	13,647,449	4,081,745	17,729,194
Chemicals, Plastics and Rubber	–	23,691,992	12,645,869	36,337,861
Consumer Goods Non Durable	–	16,393,010	3,394,924	19,787,934
Containers, Packaging and Glass	–	25,864,525	12,164,939	38,029,464
Energy Electricity	–	3,177,224	4,996,552	8,173,776
Energy, Oil and Gas	–	41,362,737	14,247,098	55,609,835
Environmental Industries	–	8,884,389	1,220,344	10,104,733
Healthcare and Pharmaceuticals	–	63,707,547	13,366,873	77,074,420
High Tech Industries	–	125,953,103	24,850,403	150,803,506
Media Advertising, Printing and Publishing	–	2,415,462	5,782,219	8,197,681
Media Broadcasting and Subscription	–	28,373,013	2,467,152	30,840,165
Media Diversified and Production	–	–	1,704,167	1,704,167
Services - Business	–	54,273,107	31,959,709	86,232,816
Telecommunications	–	38,742,945	3,014,719	41,757,664
Transportation Consumer	–	12,547,660	6,153,846	18,701,506
Utilities Electric	–	16,058,974	10,517,595	26,576,569
Other	–	192,165,500	–	192,165,500
Corporate Bonds	–	273,954,400	–	273,954,400

Total	$–	$1,061,921,091	$176,627,760	$1,238,548,851

*Refer to the Fund’s Portfolio of Investments for a listing of securities by type.

The changes of the fair value of investments for which BGB has used Level 3 inputs to determine the fair value are as follows:

Investments in Securities	Floating Rate Loan Interests	Total

Balance as of December 31, 2013	$136,814,197	$136,814,197
Accrued discount/ premium	11,422	11,422
Realized Gain/(Loss)	189,919	189,919
Change in Unrealized Appreciation/(Depreciation)	(178,465)	(178,465)
Purchases	32,986,073	32,986,073
Sales Proceeds	(13,615,380)	(13,615,380)
Transfer into Level 3	53,115,579	53,115,579
Transfer out of Level 3	(32,695,585)	(32,695,585)

Balance as of March 31, 2014	$176,627,760	$176,627,760

Net change in unrealized appreciation/(depreciation) attributable to Level 3 investments held at March 31, 2014	$459,847	$459,847

Information about Level 3 fair value measurements as of March 31, 2014:

	Fair Value at 3/31/14	Valuation Technique(s)	Unobservable Input(s)

Floating Rate Loan Interests	$176,627,760	Third-party vendor pricing service	Vendor quotes

The Fund evaluates transfers into or out of Level 1, 2 and 3 as of the end of the reporting period. There were no transfers between Level 1 and 2 during the period. Securities were transferred from Level 2 to Level 3 because of a lack of observable market data due to decrease in market activity and information for these securities. Other securities were moved from Level 3 to Level 2 as observable inputs were available for purposes of valuing those assets.

Securities Transactions and Investment Income: Securities transactions are recorded on trade date for financial reporting purposes. Interest income, including accretion of discount and amortization of premium, is recorded on the accrual basis. Realized gains and losses from securities transactions and foreign currency transactions, if any, are recorded on the basis of identified cost.

NOTE 3. SENIOR SECURED LOANS

BGB will seek to achieve its investment objectives by investing primarily in U.S. corporate fixed income instruments, including Loans and high yield corporate bond of varying maturities. Under normal market conditions, at least 80% of BGB’s Managed Assets (as defined below) will be invested in credit investments comprised of corporate fixed income instruments and other investments (including derivatives) with similar economic characteristics. BGB defines Managed Assets as total assets (Including any assets attributable to any leverage used) minus the sum of BGB’s accrued liabilities (other than liabilities incurred for any leverage). At March 31, 2014, 98.08% of BGB’s Managed Assets were held in corporate fixed income instruments and Loans.

First lien secured loans hold a senior position in the capital structure of a business entity, are typically secured with specific collateral and typically have a claim on the assets and/or stock of the Borrower that is senior to that held by unsecured creditors, subordinated debt holders and stockholders of the Borrower.

Loans often require prepayments from Borrowers’ excess cash flows or permit the Borrowers to repay at their election. The degree to which Borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, floating rate loans typically have an expected average life of two to four years. Floating rate loans typically have rates of interest which are re-determined periodically, either daily, monthly, quarterly or semi-annually by reference to a floating base lending rate, primarily London Interbank Offered Rate (LIBOR), plus a premium or credit spread.

Loans are subject to the risk of payment defaults of scheduled interest or principal. Such non-payment could result in a reduction of income, a reduction in the value of the investment and a potential decrease in the net asset value of the Fund. Risk of loss of income is generally higher for unsecured loans or debt, which are not backed by a security interest in any specific collateral. There can be no assurance that the liquidation of any collateral securing a Loan would satisfy the Borrower’s obligation to the Fund in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.

Second lien loans generally are subject to similar risks as those associated with investments in first lien loans except that such loans are subordinated in payment and/or lower in lien priority to first lien holders. In the event of default on a second lien loan, the first priority lien holder has first claim to the underlying collateral of the loan. Second lien loans are subject to the additional risk that the cash flow of the Borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior unsecured or senior secured obligations of the Borrower. At March 31, 2014, BGB had invested $87,693,174 in second lien secured loans.

Loans can be rated below investment grade or may also be unrated. As a result, the risks associated with Loans may be similar to the risks of other below investment grade securities, although they are senior and secured in contrast to other below investment grade securities, which are often subordinated or unsecured. BGB typically invests in Loans rated below investment grade, which are considered speculative because of the credit risk of their issuers. Such companies are more likely than investment grade issuers to default on their payments of interest and principal owed to BGB, and such defaults could reduce net asset value and income distributions. The amount of public information available with respect to below investment grade loans will generally be less extensive than that available for registered or exchange-listed securities. In evaluating the creditworthiness of Borrowers, the Adviser will consider, and may rely in part, on analyses performed by others. The Adviser’s established best execution procedures and guidelines require trades to be placed for execution only with broker-dealer counterparties approved by the Counterparty and Liquidity Sub-Committee of the Adviser. The factors considered by the Counterparty and Liquidity Sub-Committee when selecting and approving brokers and dealers include, but are not limited to: (i) quality, accuracy, and timeliness of execution, (ii) review of the reputation, financial strength and stability of the financial institution, (iii) willingness and ability of the counterparty to commit capital, (iv) ongoing reliability and (v) access to underwritten offerings and secondary markets. The Counterparty and Liquidity Sub-Committee regularly reviews each broker-dealer counterparty based on the foregoing factors.

BGB may acquire Loans through assignments or participations. BGB typically acquires these Loans through assignment, and if BGB acquires a Loan through participation, will seek to elevate a participation interest into an assignment as soon as practicably possible. The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, the purchaser’s rights can be more restricted than those of the assigning institution, and BGB may not be able to unilaterally enforce all rights and remedies under the Loan and with regard to any associated collateral. A participation typically results in a contractual relationship only with the institution participating out the interest, not with the Borrower. Sellers of participations typically include banks, broker-dealers, other financial institutions and lending institutions. The Adviser has adopted best execution procedures and guidelines to mitigate credit and counterparty risk in a typical situation when BGB must acquire a Loan through a participation. BGB had no outstanding participations as of March 31, 2014.

NOTE 4. UNREALIZED APPRECIATION/(DEPRECIATION)

On March 31, 2014, based on cost of $1,223,406,923 for federal income tax purposes, aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $20,462,566 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $5,320,638, resulting in net unrealized appreciation of $15,141,928.

Item 2. Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this Report.

(b)

There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Blackstone / GSO Strategic Credit Fund

By:	/s/ Daniel H. Smith, Jr.
Daniel H. Smith, Jr. (Principal Executive Officer)
Chairman, Chief Executive Officer and President

Date:	May 30, 2014

By:	/s/ Eric Rosenberg
Eric Rosenberg (Principal Financial Officer)
Treasurer and Chief Financial Officer

Date:	May 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Daniel H. Smith, Jr.
Daniel H. Smith, Jr. (Principal Executive Officer)
Chairman, Chief Executive Officer and President

Date:	May 30, 2014

By:	/s/ Eric Rosenberg
Eric Rosenberg (Principal Financial Officer)
Treasurer and Chief Financial Officer

Date:	May 30, 2014